Shareholder Report, Holdings (Details) - C000005466	Oct. 31, 2025
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%